DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

23.  DISCONTINUED OPERATIONS

a.    Disposal of Taishidian Holding

On July 25, 2013, the Company entered into a sale and purchase agreement to dispose of its 70% interest in Taishidian Holding to “Kunshan Venture ”, with consideration of RMB 234,500 in cash and a waiver of RMB 143,233 due from with Taishidian Holding. As of December 31, 2013, management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss. The sale was completed in the end of 2013.

On the date of February 6, 2015, the Company entered into an agreement to transfer the consideration of RMB 234,500 to Suzhou Hezhijia Investment Management Limited with RMB 70,000. By the end of 2015, the Company received RMB 40,000, and provided RMB 30,000 a bad debt allowance as the collectability was remote. For details see Note 7 (ii).

b.    Disposal of 21st school

On April 8, 2013, the Company entered into an agreement to return the remaining operating rights in 21st School back to Xihua Group with consideration of RMB 60,000.The loss from the operation of 21st school was RMB 49,706 for the year ended December 31, 2012, and income was RMB 2,734 for the year ended December 31, 2013. The disposal of remaining operating right resulted in a loss of RMB 74,938 for the year ended December 31, 2013. The sale was completed in the end of the second quarter of 2013.

c.    Disposal of Jinghan Group

On November 10, 2014, the Company entered into a sale and purchase agreement to dispose of all its interest in Jinghan Group to a third party, with net consideration of RMB 500,000 in cash, and with a waiver of RMB 18,195 receivables due from Jinghan group by the Company. Besides the receivables being waived, the Company had RMB 122,822 receivables due from and RMB 25,959 due to Jinghan Group by different subsidiaries. After assessing the collectability, the Company provided an additional bad debt allowance of RMB 96,863 by reducing the net receivable balances, after netting of payable balances, due from Jinghan Group to zero. The disposal of Jinghan Group resulted in an income of RMB 343,912 for the year ended December 31, 2015. The disposal of Jinghan Group was completed by April 8, 2015. Consideration of RMB 500,000 was received fully by the end of year ended December 31, 2015.

The assets and liabilities of Jinghan Group are included in the captions “Assets classified as held for sale” and “Liabilities classified as held for sale”, in the accompanying consolidated balance sheets at December 31, 2014 and consist of the following:

As of December 31,
2014
RMB
Assets classified as held for sale
Cash and cash equivalents	36,063
Restricted cash	2,000
Term deposits	11,023
Accounts receivable, net	-
Deferred tax assets	6,107
Prepaid and other current assets	52,243
Deferred tax assets, non-current	67,327
Property and equipment, net	58,900
Intangible assets, net	40,669
Goodwill	189,470
Other non-current assets	48,620
Total assets	512,422

Liabilities classified as held for sale
Short-term borrowings	4,000
Deferred revenue	455,173
Accounts payable	49
Accrued and other liabilities	49,375
Income taxes payable	5,101
Amounts due to related parties	-
Deferred tax liabilities	19,720
Total liabilities	533,418

d.    Discontinued operations

Following are revenues and income (loss) from discontinued operations:

(1) Taishidian Holding

	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	50,043	-	-
Impairment loss	-	-	-
Loss from discontinued operation	(22,735)	-	-
Income tax expense	(6,637)	-	-
Loss from discontinued operation, net of income tax	(29,372)	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(174,629)	-	-
Loss from and on sale of discontinued operation, net of income tax	(204,001)	-	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.

(2) 21st School

	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	17,939	-	-
Impairment loss	-	-	-
Income from discontinued operation	3,312	-	-
Income tax expense	(578)	-	-
Income from discontinued operations, net of income tax	2,734	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(74,938)	-	-
Loss from and on sale of discontinued operation, net of income tax	(72,204)	-	-

Note (i)	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.

(3) Jinghan Group

	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	603,976	679,295	171,938
Impairment loss	-	-	-
Loss from discontinued operation	(89,291)	(73,499)	(4,499)
Income tax benefit	19,047	15,735	1,385
Loss from discontinued operation, net of income tax	(70,244)	(57,764)	(3,114)
Income on sale of discontinued operation, net of income tax (note(i))	-	-	343,912
Income (loss) from and on sale of discontinued operation, net of income tax	(70,244)	(57,764)	340,798

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.